Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Interest payable		$ 34,612	$ 976,032
Insurance liability			15,813
Deferred rent		34,226
Payroll liabilities		622,619	296,036
State Taxes		10,900
Broker and commission payables		21,354	68,093
Marketing and advertising payables		329,530	6,250
Credit card payables		206,586	201,116
Capital raise payables			94,978
Professional fees payable		156,400
Other		218,751	52,066
Accrued Liabilities	$ 1,089,245	$ 1,634,978	$ 1,710,384